Net Defined Benefits Liability Asset Key actuarial assumptions used in defined benefit liability assessment (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of actuarial assumptions [Abstract]
Discount rate	3.18%	2.85%	2.83%
Future wage growth rate	6.18%	6.05%	6.35%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification